PRINCIPAL ACCOUNTING POLICIES (Details 11) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	0.69%	0.71%	0.81%
Risk-free interest rate, maximum (as a percent)	0.87%	1.05%	2.11%
Expected life	5 years	5 years	5 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility, minimum (as a percent)			53.00%
Volatility, maximum (as a percent)			55.00%
Volatility (as a percent)	56.00%	56.00%
Fair value of options at grant date per share	$ 38.40	$ 38.01	$ 64.79
Minimum
Share-based compensation disclosures
Fair value of options at grant date per share	$ 37.96	$ 33.44	$ 48.69
Maximum
Share-based compensation disclosures
Fair value of options at grant date per share	$ 39.69	$ 42.18	$ 74.39